BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	18,679,738	18,679,738
Units of assignor limited partner's capital, outstanding	18,655,338	18,671,338
Limited partners capital account, units issued	18,679,738	18,679,738
Limited partners capital account, units outstanding	18,655,338	18,671,338
Series Seven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,036,100	1,036,100
Units of assignor limited partner's capital, outstanding	1,036,100	1,036,100
Limited partners capital account, units issued	1,036,100	1,036,100
Limited partners capital account, units outstanding	1,036,100	1,036,100
Series Nine [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,178,029	4,178,029
Units of assignor limited partner's capital, outstanding	4,171,729	4,176,329
Limited partners capital account, units issued	4,178,029	4,178,029
Limited partners capital account, units outstanding	4,171,729	4,176,329
Series Ten [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,428,925	2,428,925
Units of assignor limited partner's capital, outstanding	2,421,225	2,423,225
Limited partners capital account, units issued	2,428,925	2,428,925
Limited partners capital account, units outstanding	2,421,225	2,423,225
Series Eleven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,489,599	2,489,599
Units of assignor limited partner's capital, outstanding	2,488,499	2,489,599
Limited partners capital account, units issued	2,489,599	2,489,599
Limited partners capital account, units outstanding	2,488,499	2,489,599
Series Twelve [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,972,795	2,972,795
Units of assignor limited partner's capital, outstanding	2,971,795	2,971,795
Limited partners capital account, units issued	2,972,795	2,972,795
Limited partners capital account, units outstanding	2,971,795	2,971,795
Series Fourteen [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,574,290	5,574,290
Units of assignor limited partner's capital, outstanding	5,565,990	5,574,290
Limited partners capital account, units issued	5,574,290	5,574,290
Limited partners capital account, units outstanding	5,565,990	5,574,290